Goodwill (Details)	12 Months Ended						12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC item	Nov. 30, 2014 PRC online game business reporting unit	Dec. 31, 2014 International item	Sep. 30, 2014 U.S. online game business CNY	Nov. 30, 2014 Runic Games reporting unit	Nov. 30, 2014 Unknown Worlds CNY	Dec. 31, 2014 Online game related operation PRC CNY	Dec. 31, 2013 Online game related operation PRC CNY	Dec. 31, 2014 Online game related operation International CNY	Dec. 31, 2013 Online game related operation International CNY
Changes in the carrying value of goodwill
Goodwill		629,330,943	449,599,363								299,399,365	112,424,861	329,931,578	337,174,502
Accumulated impairment charges		(118,060,063)	(40,769,946)								(1,818,861)	(1,818,861)	(116,241,202)	(38,951,085)
Goodwill, beginning balance		511,270,880	408,829,417								297,580,504	110,606,000	213,690,376	298,223,417
Increase in goodwill related to acquisition		24,515,702	205,289,879								24,515,702	186,974,504		18,315,375
Impairment charges	(9,381,920)	(58,211,063)	(77,290,117)	(40,769,946)				(40,242,058)		(17,969,005)			(58,211,063)	(77,290,117)
Foreign currency translation adjustment		2,087,877	(25,558,299)										2,087,877	(25,558,299)
Goodwill		655,934,522	629,330,943	449,599,363							323,915,067	299,399,365	332,019,455	329,931,578
Accumulated impairment charges		(176,271,126)	(118,060,063)	(40,769,946)							(1,818,861)	(1,818,861)	(174,452,265)	(116,241,202)
Goodwill, Ending Balance	$ 77,307,707	479,663,396	511,270,880	408,829,417							322,096,206	297,580,504	157,567,190	213,690,376
Goodwill impairment, number of units tested					1		3
Percentage by which fair value exceeding carrying value of goodwill						21.60%			16.20%